Fees Summary	Sep. 01, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 11,330,000
Total Fee Amount	1,564.67
Total Offset Amount	0
Net Fee	$ 1,564.67
Offset Table N/A	N/A